Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	December 31, 2021	December 31, 2020
	RMB’000	RMB’000
Cash and cash equivalents	59,045	25,719